Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Entity Registrant Name	CAESARSTONE LTD.
Entity Central Index Key	0001504379
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Registration Statement	false
Entity File Number	001-35464
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	Kibbutz Sdot-Yam
Entity Address, City or Town	MP Menashe
Entity Address Country	IL
Entity Address, Postal Zip Code	3780400
Title of 12(b) Security	Ordinary shares, par value NIS 0.04 per share
Trading Symbol	CSTE
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	34,549,050
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1281
Document Financial Statement Error Correction [Flag]	false
Grant Thornton Audit Pty Ltd. [Member]
Document Information [Line Items]
Auditor Name	Grant Thornton Audit Pty Ltd.
Auditor Location	Melbourne, Australia
Auditor Firm ID	2233
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Yosef (Yos) Shiran
Entity Address, Address Line One	Kibbutz Sdot-Yam
Entity Address, City or Town	MP Menashe
Entity Address Country	IL
Entity Address, Postal Zip Code	3780400
City Area Code	972
Local Phone Number	636-4555